UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:     Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (87.5%)
Aerospace & Defense (1.6%)
$950	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$923,875
275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	288,750
375	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.44)§	(B-, B3)	04/01/15	8.875	341,250
825	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)§	(B-, Caa1)	04/01/17	9.750	742,500
400	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)§	(B-, B3)	07/15/14	7.750	378,000
					2,674,375
Agriculture (0.4%)
725	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 10/09/08 @ $108.00)‡	(B-, Caa1)	11/01/10	11.000	735,875

Auto Loans (3.3%)
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B-, B1)	06/15/10	7.875	572,700
1,725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes§	(B-, B1)	10/01/13	7.000	1,061,094
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B1)	08/10/11	9.875	293,365
850	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B-, B1)	12/15/16	8.000	538,129
750	GMAC LLC, Debentures (Callable 11/10/08 @ $100.00)§	(B-, B3)	04/01/11	6.000	355,461
2,650	GMAC LLC, Senior Unsecured Notes§	(B-, B3)	03/02/11	7.250	1,253,959
75	GMAC LLC, Senior Unsecured Notes	(B-, B3)	12/15/11	6.000	33,368
1,520	GMAC LLC, Senior Unsecured Notes§	(B-, B3)	12/01/14	6.750	583,955
900	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	832,500
					5,524,531
Auto Parts & Equipment (2.1%)
850	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B+, B1)	12/01/11	9.000	879,750
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(B+, B1)	03/01/17	7.875	267,500
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	664,000
737	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB-, Ba3)	07/01/15	9.000	733,315
485	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B, B3)	12/01/13	8.500	358,294
375	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B, B3)	11/15/14	8.625	300,000
127	Visteon Corp., Global Senior Unsecured Notes§	(B-, Caa2)	08/01/10	8.250	106,045
329	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(B-, Caa1)	12/31/16	12.250	199,045
					3,507,949
Automotive (1.0%)
1,260	Ford Motor Co., Global Senior Unsecured Notes§	(CCC, Caa1)	07/16/31	7.450	548,100
600	General Motors Corp., Global Senior Unsecured Notes§	(B-, Caa2)	01/15/11	7.200	354,000
1,750	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/13	7.125	809,375
50	General Motors Corp., Senior Unsecured Notes§	(B-, Caa2)	07/15/33	8.375	20,250
					1,731,725
Beverages (0.4%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	12/15/14	8.375	273,625
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	485,625
					759,250
Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Notes (Callable 10/27/08 @ $104.00)	(B, Ba3)	06/15/11	8.000	153,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Brokerage
$315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, Ba3)	12/01/15	7.875	$253,575
					406,700
Building & Construction (1.1%)
900	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(CC, Caa3)	10/01/15	9.500	409,500
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC+, Caa1)	01/15/16	6.250	290,000
600	KB HOME, Company Guaranteed Notes	(BB, Ba2)	06/15/15	6.250	492,000
625	Standard Pacific Corp., Global Company Guaranteed Notes	(B-, B2)	08/15/15	7.000	475,000
350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/08 @ $103.81)	(CCC+, Caa2)	12/15/12	7.625	138,250
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(CCC+, Caa2)	02/15/14	7.500	98,750
					1,903,500
Building Materials (2.8%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62)+§	(CCC, Caa2)	03/01/14	0.000	487,500
825	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)§	(B+, B3)	08/01/14	7.750	655,875
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+, B2)	10/01/12	9.875	659,750
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B, B3)	07/01/13	10.500	513,750
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 11/17/08 @ $100.00)§	(CCC+, Caa1)	06/15/09	13.000	243,750
375	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+, B1)	04/01/15	5.166	316,875
325	Norcraft Cos. LP, Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)	(B+, B1)	11/01/11	9.000	313,625
250	Norcraft Holdings, Global Senior Discount Notes (Callable 11/17/08 @ $104.88)	(B-, B3)	09/01/12	9.750	226,250
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	273,125
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+§	(CCC, Caa2)	03/01/14	0.000	326,250
375	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)§	(CCC+, Caa2)	02/15/12	9.000	206,250
500	Ply Gem Industries, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/11 @ $105.88)‡	(B, B2)	06/15/13	11.750	432,500
					4,655,500
Chemicals (3.1%)
925	Chemtura Corp., Company Guaranteed Notes	(BB, Ba2)	06/01/16	6.875	744,625
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	585,000
725	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B, B3)	12/01/14	9.750	576,375
625	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)§	(CCC+, Caa2)	12/01/16	11.500	428,125
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/08 @ $104.50)	(B-, B3)	11/15/13	9.000	233,523
800	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50)+	(B, B3)	02/01/14	0.000	714,000
750	PolyOne Corp., Senior Unsecured Notes	(B+, B1)	05/01/12	8.875	716,250
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B+, B2)	08/15/14	9.000	723,750
475	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	453,625
					5,175,273
Computer Hardware (0.2%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	372,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Consumer Products (1.5%)
$650	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 11/03/08 @ $105.13)‡+	(CCC+, Caa1)	10/01/12	0.000	$646,750
1,025	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	835,375
550	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)§	(B, B3)	05/01/17	7.500	460,625
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 11/10/08 @ $104.63)	(B-, B3)	04/15/12	9.250	567,270
					2,510,020
Consumer/Commercial/Lease Financing (0.1%)
500	Residential Capital LLC, Rule 144A, Secured Notes (Callable 05/15/10 @ $104.81)‡	(CCC-, Ca)	05/15/15	9.625	122,500

Diversified Capital Goods (2.3%)
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/08 @ $102.00)‡#	(B, B2)	12/15/13	6.694	531,875
850	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)§	(B-, B3)	08/01/14	9.500	803,250
575	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	543,375
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	748,000
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	609,375
694	TriMas Corp., Global Company Guaranteed Notes (Callable 10/09/08 @ $103.29)	(B-, B3)	06/15/12	9.875	591,635
					3,827,510
Electric - Generation (3.6%)
825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	701,250
1,200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	1,050,000
725	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/19	7.750	583,625
800	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	724,000
200	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	177,000
271	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	279,449
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	182,500
425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)§	(B, B1)	02/01/16	7.375	383,563
550	Reliant Energy, Inc., Senior Unsecured Notes§	(BB-, B1)	06/15/14	7.625	415,250
125	Reliant Energy, Inc., Senior Unsecured Notes	(BB-, B1)	06/15/17	7.875	93,125
1,150	The AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	1,043,625
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	514,250
					6,147,637
Electric - Integrated (3.4%)
1,000	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	780,000
268	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	289,827
625	PNM Resources, Inc., Unsecured Notes	(BB-, Ba2)	05/15/15	9.250	618,750
3,150	Texas Competitive Electric Holdings Co. LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	2,858,625
1,300	Texas Competitive Electric Holdings Co. LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡§	(CCC, B3)	11/01/15	10.250	1,179,750
					5,726,952
Electronics (2.2%)
900	Amkor Technology, Inc., Global Senior Notes (Callable 10/14/08 @ $103.88)	(B+, B1)	05/15/13	7.750	772,875
194	Ampex Corp., Series B, Secured Notes^ø	(NR, NR)	08/15/08	12.000	188,100
175	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	121,625
1,425	Freescale Semiconductor, Inc., Senior Subordinated Notes§	(B-, B3)	12/15/16	10.125	919,125
175	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	164,500
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	594,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Electronics
$150	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B-, B3)	03/01/16	8.125	$128,250
775	Viasystems, Inc., Global Senior Unsecured Notes (Callable 10/14/08 @ $105.25)	(B+, Caa1)	01/15/11	10.500	759,500
					3,647,975
Energy - Exploration & Production (3.8%)
650	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44)	(B-, Caa1)	02/01/17	8.875	516,750
100	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	96,000
325	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	300,625
975	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	894,562
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	536,250
300	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	258,000
600	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	549,000
550	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	467,500
900	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	850,500
925	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	855,625
600	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	570,000
525	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B1)	06/01/17	7.125	448,875
					6,343,687
Environmental (1.1%)
975	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB, B1)	03/15/15	7.250	938,438
1,000	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	985,000
					1,923,438
Food & Drug Retailers (1.0%)
1,200	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.88)§	(CCC-, Caa3)	08/01/11	9.750	1,014,000
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	47,000
600	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.06)	(B+, B2)	06/15/12	8.125	591,000
					1,652,000
Food - Wholesale (0.7%)
500	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa1)	05/01/09	8.625	480,000
75	Dole Food Co., Inc., Global Company Guaranteed Notes (Callable 11/10/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	63,375
900	Smithfield Foods, Inc., Senior Unsecured Notes	(BB-, Ba3)	07/01/17	7.750	711,000
					1,254,375
Forestry & Paper (3.1%)
313	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB-, B2)	10/15/14	7.125	215,970
1,075	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 10/14/08 @ $103.66)	(B, B2)	03/15/10	9.750	999,750
600	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	552,000
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡§	(BB-, Ba3)	01/15/17	7.125	179,500
525	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 10/14/08 @ $104.75)	(B-, B3)	08/15/13	9.500	477,750
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(CCC+, Caa1)	03/15/14	9.750	133,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Forestry & Paper
$350	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	$315,000
450	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	396,000
1,525	Smurfit-Stone Container, Global Senior Unsecured Notes (Callable 10/06/08 @ $102.79)	(B-, B3)	07/01/12	8.375	1,288,625
675	Verso Paper Holdings LLC, Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+, B3)	08/01/16	11.375	550,125
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	64,875
					5,172,720
Gaming (4.1%)
775	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	329,375
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	03/15/10	7.875	97,813
1,325	Caesars Entertainment, Inc., Global Company Guaranteed Notes§	(B-, Caa2)	05/15/11	8.125	788,375
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(B-, Caa1)	08/01/13	8.000	633,562
145	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba3)	11/15/19	7.250	109,475
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡§	(B, B3)	05/01/15	13.875	331,875
375	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC, Caa1)	06/15/15	10.250	106,875
125	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 10/14/08 @ $104.06)ø	(D, C)	06/01/12	8.125	6,875
475	Inn of the Mountain Gods Resort & Casino, Global Senior Secured Notes (Callable 10/14/08 @ $106.00)	(B, B3)	11/15/10	12.000	325,375
825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B, B3)	06/15/14	9.750	556,875
625	Majestic Star Casino LLC, Senior Secured Notes (Callable 10/14/08 @ $104.75)	(B-, Caa1)	10/15/10	9.500	284,375
850	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba2)	11/15/15	8.500	556,750
925	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	04/01/16	6.875	677,562
725	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	06/01/16	7.500	532,875
900	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	652,500
125	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	98,125
350	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	315,871
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø§	(NR, NR)	12/15/14	9.625	63,075
130	Trump Entertainment Resorts, Inc., Senior Secured Notes (Callable 06/01/10 @ $104.25)§	(CCC+, Caa1)	06/01/15	8.500	53,950
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	434,625
					6,956,183
Gas Distribution (2.5%)
600	AmeriGas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	549,000
525	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	490,875
1,150	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	1,170,277
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	485,625
200	Inergy Finance Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	176,000
350	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	334,250
650	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	562,250
450	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	419,134
					4,187,411

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services (7.1%)
$875	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	$833,437
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	358,750
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)§	(B-, Caa1)	10/15/17	11.625	353,500
1,225	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	1,169,875
1,225	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,194,375
700	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	554,750
1,600	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	1,276,000
475	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	412,062
400	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	336,000
375	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	316,875
800	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	812,000
400	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	362,000
250	Service Corporation International, Global Senior Notes	(BB-, B1)	06/15/17	7.000	215,000
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	508,750
1,500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	1,470,000
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	02/01/15	9.250	475,000
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	6.303	243,375
225	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	210,938
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	921,500
					12,024,187
Hotels (0.5%)
250	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Ba1)	11/01/14	6.875	217,500
750	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	616,875
					834,375
Household & Leisure Products (0.6%)
650	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)§	(CCC+, B3)	01/15/13	8.500	609,375
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 11/17/08 @ $101.50)#	(CCC+, Caa1)	01/15/12	6.791	302,000
325	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 11/28/08 @ $105.00)§	(CCC-, Caa3)	07/15/12	10.000	173,875
					1,085,250
lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(B-, B3)	11/15/15	10.500	329,375

Leisure (0.5%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC, Caa2)	07/15/16	12.250	434,240
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC-, Caa3)	06/01/14	9.625	339,000
					773,240
Machinery (0.5%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	672,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B+, Ba3)	11/15/17	8.000	228,750
					900,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Broadcast (1.5%)
$475	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 11/06/08 @ $103.88)	(B+, B2)	12/15/12	7.750	$408,500
975	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC, Caa1)	08/15/14	10.500	628,875
775	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC+, Caa1)	09/15/14	5.500	244,125
575	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC, Caa1)	05/15/14	9.875	324,875
375	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	378,750
400	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	262,000
485	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa1)	03/15/15	9.750	227,950
925	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CC, Ca)	01/15/14	8.750	138,750
					2,613,825
Media - Cable (4.8%)
1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,036,850
1,250	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC, Caa3)	10/01/15	11.000	831,250
1,275	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 10/14/08 @ $105.13)	(CCC, Caa2)	09/15/10	10.250	1,147,500
495	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 10/06/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	294,525
325	Charter Communications Operating LLC, Rule 144A, Senior Secured Notes‡	(B-, B3)	04/30/12	8.000	292,500
825	CSC Holdings, Inc., Global Senior Unsecured Notes§	(BB, B1)	04/15/12	6.750	760,031
250	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	233,438
430	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB, B1)	04/01/11	7.625	414,950
650	DirecTV Holdings LLC/DirecTV Financing Co., Global Company Guaranteed Notes (Callable 11/10/08 @ $104.19)	(BB, Ba3)	03/15/13	8.375	645,125
350	DirecTV Holdings LLC/DirecTV Financing Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 $103.81)‡	(BB, Ba3)	05/15/16	7.625	318,500
125	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	108,438
750	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	603,750
625	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	532,812
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	394,250
525	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 10/14/08 @ $100.00)	(B-, B3)	02/15/11	7.875	477,750
25	Mediacom Capital Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B-, B3)	01/15/13	9.500	22,500
					8,114,169
Media - Services (0.5%)
250	Lamar Media Corp., Series C Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(BB-, Ba3)	08/15/15	6.625	208,125
750	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)§	(B, B3)	04/15/14	7.375	560,625
					768,750
Medical Products & Supplies (0.4%)
700	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	616,000

Metals & Mining - Excluding Steel (1.5%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	107,625
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	421,875
600	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	590,227
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)§	(BBB-, Ba2)	04/01/17	8.375	616,545

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Metals & Mining - Excluding Steel
$1,050	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 10/06/08 @ $102.00)#	(B-, B3)	05/15/15	6.828	$803,250
					2,539,522
Non-Food & Drug Retailers (2.4%)
250	Affinity Group, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $104.50)	(CCC, Caa1)	02/15/12	9.000	186,250
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	338,625
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	672,375
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, Caa1)	11/01/14	10.000	190,500
500	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa2)	11/01/16	11.375	238,750
1,000	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	842,500
650	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(D, NR)	08/01/09	11.875	26,000
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	326,000
755	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	745,563
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	36,500
750	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	431,250
					4,034,313
Office Equipment (0.3%)
495	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB-, Ba3)	09/15/15	7.750	519,750

Oil Field Equipment & Services (0.4%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	469,875
300	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	289,500
					759,375
Oil Refining & Marketing (0.2%)
400	Frontier Oil Corp., Company Guaranteed Notes (Callable 09/15/12 @ $104.25)	(BB, Ba3)	09/15/16	8.500	387,000

Packaging (2.0%)
750	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+, B3)	11/01/16	8.250	637,500
575	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC, Caa2)	03/01/16	10.250	382,375
565	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	443,525
500	Constar International, Inc., Company Guaranteed Notes (Callable 10/14/08 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	102,500
225	Crown Cork & Seal Co., Inc., Debentures (Callable 10/14/08 @ $101.91)	(B, B2)	04/15/23	8.000	190,125
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	23,250
825	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	721,875
503	Pliant Corp., Global Senior Secured Notes (Callable 11/10/08 @ $105.81)	(B-, NR)	06/15/09	11.850	435,219
650	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25)	(CCC, Caa2)	02/15/14	8.500	523,250
					3,459,619
Printing & Publishing (2.0%)
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B, B3)	12/01/13	7.875	387,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Printing & Publishing
$1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B-, B3)	11/15/16	8.000	$312,188
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^ø	(NR, NR)	12/01/05	11.500	0
1,975	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B-, B3)	01/15/13	6.875	780,125
250	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)§	(B-, B3)	01/15/13	6.875	98,750
1,215	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CCC, Caa1)	02/15/17	9.000	692,550
925	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	735,375
525	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	364,875
					3,371,363
Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(BB-, B2)	06/01/15	8.000	495,000

Restaurants (0.3%)
475	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(B, B3)	10/01/12	10.000	434,625

Software/Services (1.4%)
975	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡	(B, B3)	09/24/15	9.875	766,594
1,075	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	937,937
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	705,250
					2,409,781
SteelProducers/Products (1.5%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 11/10/08 @ $102.58)	(BB-, Ba3)	06/15/12	7.750	554,875
800	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, B3)	02/15/14	11.250	732,000
800	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00)‡	(B+, B2)	11/01/15	12.000	684,000
550	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	492,250
					2,463,125
Support-Services (4.0%)
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00)#	(B, B3)	02/01/15	6.301	176,000
450	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	425,250
100	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	84,000
675	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	543,375
425	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)§	(BB-, B1)	01/01/14	8.875	368,688
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)§	(B, B2)	01/01/16	10.500	336,000
275	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @104.00)	(B+, B2)	06/15/20	8.000	265,375
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 10/21/08 @ $103.31)§	(B+, B2)	01/01/16	6.625	236,250
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 11/17/08 @ $101.44)	(B+, B2)	04/01/13	8.625	346,500
1,025	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 10/14/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	999,375
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	607,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Support - Services
$725	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	$552,812
325	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	299,000
650	Ticketmaster, Rule 144A, Senior Notes (Callable 08/01/12 @ $105.38)‡	(BB, Ba3)	08/01/16	10.750	614,250
775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+, Caa1)	09/01/16	11.875	559,937
75	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 10/06/08 @ $103.25)	(BB-, B1)	02/15/12	6.500	63,000
500	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B2)	02/15/14	7.000	352,500
					6,830,062
Telecom - Fixed Line (1.0%)
1,150	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	6.845	782,000
525	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	467,250
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	465,000
					1,714,250
Telecom - Integrated/Services (4.4%)
975	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	853,125
1,200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,002,000
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	682,500
1,525	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	1,433,500
375	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	345,000
950	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	655,500
925	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 11/17/08 @ $103.62)	(B+, Ba3)	02/15/11	7.250	881,062
550	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	478,500
150	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	131,250
225	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	214,875
75	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB, Ba3)	03/15/19	7.000	60,375
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	626,063
					7,363,750
Telecom - Wireless (2.7%)
375	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 10/14/08 @ $105.06)	(B, B2)	06/15/13	10.125	373,125
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	631,125
640	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, Caa1)	11/01/14	9.250	601,600
1,825	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/09 @ $102.98)	(BB, Baa3)	03/15/14	5.950	1,224,042
2,250	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Baa3)	12/01/16	6.000	1,735,101
					4,564,993
Textiles & Apparel (0.4%)
825	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	693,000

Theaters & Entertainment (0.5%)
1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)§	(CCC+, B2)	03/01/14	8.000	886,625

TOTAL U.S. CORPORATE BONDS (Cost $180,359,757)					147,905,660

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS (7.2%)
Building Materials (0.0%)
750	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.88) (Canada)ø	(NR, NR)	06/15/12	9.750	$15,000

Chemicals (0.5%)
600	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B3)	02/15/16	8.500	327,000
1,000	LyondellBasell Industries AF SCA, Rule 144A, Senior Secured Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(CCC+, B3)	08/15/15	8.375	475,000
					802,000
Electronics (0.9%)
775	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	802,125
375	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	343,125
550	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(CCC+, NR)	10/15/15	8.625	378,553
75	NXP BV/NXP Funding LLC, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(B-, B3)	10/15/14	7.875	50,625
					1,574,428
Energy - Exploration & Production (0.3%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+, B1)	12/15/14	8.250	495,000

Forestry & Paper (0.6%)
1,450	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada)	(CCC+, Caa2)	06/15/11	7.750	471,250
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	628,125
					1,099,375
Gaming (0.2%)
400	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(BB-, B2)	06/15/15	8.250	421,395

Media - Cable (0.7%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	126,375
400	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa1)	02/15/15	10.125	514,102
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	481,930
					1,122,407
Media - Diversified (0.4%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	682,000

Oil Refining & Marketing (0.3%)
525	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	446,250
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	62,625
					508,875
Packaging (0.3%)
240	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	333,745
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	204,025
					537,770

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Pharmaceuticals (0.3%)
75	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	$68,250
500	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	422,500
					490,750
Support-Services (0.8%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡§	(B, B1)	08/01/15	8.625	583,875
325	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 10/06/08 @ $104.00) (Netherlands)‡#	(B-, B2)	05/01/15	10.713	294,450
425	DynCorp. International, Rule 144A, Company Guaranteed Notes (Callable 02/15/09 @ $104.75)‡	(B, B2)	02/15/13	9.500	419,687
					1,298,012
Telecom - Integrated/Services (1.0%)
950	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	859,750
350	Hellas II, Rule 144A, Company Guaranteed Notes (Callable 10/06/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	8.541	213,500
500	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 11/07/08 @ $101.00) (Denmark)‡#	(B+, B2)	05/01/16	10.463	646,139
					1,719,389
Telecommunication Services (0.2%)
600	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)‡	(B-, B3)	07/15/16	10.750	370,500

Textiles & Apparel (0.1%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	105,349

Transportation - Excluding Air/Rail (0.6%)
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	950,625
TOTAL FOREIGN CORPORATE BONDS (Cost $16,281,589)					12,192,875

Number of
Shares

COMMON STOCKS (0.1%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust*^	0
1,219	Safelite Realty Corp.*^	9,752
		9,752
Chemicals (0.0%)
4,893	Huntsman Corp.	61,652

Commingled Funds (0.0%)
7,500	Adelphia*^	0
750,000	Adelphia Recovery Trust*^	0
		0
Gaming (0.0%)
1,500	Progressive Gaming International Corp.*	2,145

Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A*‡	81,914
TOTAL COMMON STOCKS (Cost $1,522,975)		155,463

WARRANTS (0.0%)
Building Materials (0.0%)
1,250	Dayton Superior Corp., Rule 144A, strike price $0.01, expires 06/15/09*^‡ (Cost $25,000)	12

Number of
Shares		Value

SHORT-TERM INVESTMENTS (13.9%)
19,562,370	State Street Navigator Prime Portfolio§§	$19,562,370

Par
(000)		Maturity	Rate%
$3,825	State Street Bank and Trust Co. Euro Time Deposit	10/01/08	0.850	3,825,000

TOTAL SHORT-TERM INVESTMENTS (Cost $23,387,370)				23,387,370

TOTAL INVESTMENTS AT VALUE (108.7%) (Cost $221,576,691)				183,641,380

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.7%)				(14,666,013)

NET ASSETS (100.0%)				$168,975,367

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign	Expiration	Foreign Currency	Contract	Contract	Unrealized
Currency Contract	Date	To be Sold	Amount	Value	Gain/Loss

Euro	10/10/2008	€(2,775,000)	$(4,346,427)	$(3,901,157)	$445,270
British Pound	10/10/2008	£(314,500)	$(618,794)	$(560,953)	$57,841
			$(4,965,221)	$(4,462,110)	$503,111

INVESTMENT ABBREVIATION
NR= Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $27,095,082 or 16.0% of net assets.

+	Step Bond — The interest rate is as of September 30, 2008 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
#	Variable rate obligations — The interest rate is the rate as of September 30, 2008.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$19,708,080	$503,111
Level 2 - Other Significant Observable Inputs	163,735,435	—
Level 3 - Significant Unobservable Inputs	197,865	—
Total	$183,641,380	$503,111

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $221,576,691, $496,338, $(38,431,649) and $(37,935,311), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.sec.gov.

Item 2:                   Controls and Procedures

(a)             As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)            There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008